Note 13 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	8,546	16,500	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			53,303
Series B Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			8,365